Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2018
Braskem Alemanha
Disclosure of subsidiaries [line items]
Functional currency	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom
Disclosure of subsidiaries [line items]
Functional currency	U.S.dollar
Braskem Idesa , Braskem Idesa Serviços, Braskem México and Braskem México Serviços
Disclosure of subsidiaries [line items]
Functional currency	Mexican peso